Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) July 31, 2021

PRINCIPAL AMOUNT		VALUE
Loan Assignments(a) 5.6%
Chemicals & Plastics 0.5%
	Solenis Holdings LLC
$497,529	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.14%, due 6/26/2025	$496,425
390,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.64%, due 6/26/2026	388,830
		885,255
Containers & Glass Products 0.3%
549,266	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.34%, due 4/3/2024	531,156
Diversified Insurance 0.7%
1,279,710	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,278,507
Electronics - Electrical 1.0%
1,291,763	Ivanti Software, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	1,289,076
539,032	Redstone Buyer LLC, Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	534,655
		1,823,731
Health Care 1.4%
299,250	ADMI Corp., Term Loan B2, (1M USD LIBOR + 3.13%), 3.63%, due 12/23/2027	294,088
	National Mentor Holdings, Inc.
532,269	Term Loan, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.50%, due 2/18/2028	531,013	(b)
16,764	Term Loan C, (3M USD LIBOR + 3.75%), 4.50%, due 3/2/2028	16,724
1,807,890	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	1,745,464
		2,587,289
Industrial Equipment 0.3%
682,994	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 4.15% - 4.20%, due 9/30/2026	681,287	(b)(c)
Oil & Gas 0.2%
375,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 11/1/2025	409,530
Retailers (except food & drug) 0.9%
1,640,604	Great Outdoors Group, LLC, Term Loan B, (6M USD LIBOR + 4.25%), 5.00%, due 3/6/2028	1,641,425
Utilities 0.3%
555,241	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	539,971	(b)
	Total Loan Assignments (Cost $10,257,756)	10,378,151
Corporate Bonds 135.8%
Advertising 2.5%
1,620,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,725,656	(d)
	Nielsen Finance LLC/Nielsen Finance Co.
1,755,000	5.63%, due 10/1/2028	1,853,719	(d)
970,000	5.88%, due 10/1/2030	1,062,054	(d)
		4,641,429

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Aerospace & Defense 2.9%
	TransDigm, Inc.
$1,535,000	6.38%, due 6/15/2026	$1,586,806
2,265,000	7.50%, due 3/15/2027	2,399,315
1,370,000	5.50%, due 11/15/2027	1,414,525
		5,400,646
Air Transportation 3.5%
515,000	Air Canada, 3.88%, due 8/15/2026	516,236	(d)(e)
	American Airlines Group, Inc.
990,000	5.00%, due 6/1/2022	987,525	(d)(f)
475,000	3.75%, due 3/1/2025	422,745	(d)(f)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
1,330,000	5.50%, due 4/20/2026	1,391,513	(d)
1,085,000	5.75%, due 4/20/2029	1,170,368	(d)
	United Airlines, Inc.
855,000	4.38%, due 4/15/2026	879,692	(d)
400,000	4.63%, due 4/15/2029	411,500	(d)
	United Continental Holdings, Inc.
345,000	5.00%, due 2/1/2024	357,720
345,000	4.88%, due 1/15/2025	353,625	(f)
		6,490,924
Auto Parts & Equipment 2.5%
570,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	619,852
510,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	550,800	(d)
1,115,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,200,141	(d)
	Goodyear Tire & Rubber Co.
985,000	9.50%, due 5/31/2025	1,090,592
455,000	5.00%, due 7/15/2029	478,646	(d)
167,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	176,603	(d)
475,000	Tenneco, Inc., 7.88%, due 1/15/2029	536,750	(d)
		4,653,384
Automakers 3.1%
	Ford Motor Co.
600,000	9.63%, due 4/22/2030	866,250
760,000	4.75%, due 1/15/2043	834,320
3,055,000	7.40%, due 11/1/2046	4,063,914
		5,764,484
Building & Construction 0.3%
	Shea Homes L.P./Shea Homes Funding Corp.
300,000	4.75%, due 2/15/2028	307,500	(d)
280,000	4.75%, due 4/1/2029	287,028	(d)
		594,528
Building Materials 2.3%
975,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,038,375	(d)
1,775,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,841,562	(d)
1,370,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,457,338	(d)
		4,337,275

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Cable & Satellite Television 4.3%
	CSC Holdings LLC
$430,000	7.50%, due 4/1/2028	$468,977	(d)
535,000	6.50%, due 2/1/2029	590,062	(d)
3,085,000	5.75%, due 1/15/2030	3,215,156	(d)
880,000	4.63%, due 12/1/2030	866,800	(d)
	DISH DBS Corp.
595,000	7.75%, due 7/1/2026	679,044
505,000	7.38%, due 7/1/2028	546,371	(f)
710,000	5.13%, due 6/1/2029	703,823	(d)
925,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	961,242	(d)
		8,031,475
Chemicals 2.3%
640,000	Hexion, Inc., 7.88%, due 7/15/2027	688,000	(d)
325,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	361,563	(d)
786,000	NOVA Chemicals Corp., 5.25%, due 6/1/2027	846,915	(d)
	SCIH Salt Holdings, Inc.
730,000	4.88%, due 5/1/2028	729,087	(d)
1,065,000	6.63%, due 5/1/2029	1,054,350	(d)
635,000	Tronox, Inc., 4.63%, due 3/15/2029	645,319	(d)
		4,325,234
Consumer - Commercial Lease Financing 1.9%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	766,837	(d)(g)
2,792,508	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	2,806,471	(d)(h)
		3,573,308
Diversified Capital Goods 0.3%
620,000	Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, due 2/15/2023	621,550	(d)
Electric - Generation 3.3%
	Calpine Corp.
915,000	5.13%, due 3/15/2028	926,438	(d)
1,470,000	4.63%, due 2/1/2029	1,449,787	(d)
2,695,000	5.00%, due 2/1/2031	2,721,950	(d)
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	459,000	(d)
555,000	Vistra Operations Co. LLC, 4.38%, due 5/1/2029	568,875	(d)
		6,126,050
Electric - Integrated 1.1%
	Talen Energy Supply LLC
885,000	10.50%, due 1/15/2026	588,525	(d)
670,000	7.25%, due 5/15/2027	611,147	(d)
835,000	6.63%, due 1/15/2028	741,062	(d)
130,000	7.63%, due 6/1/2028	118,602	(d)(f)
		2,059,336
Energy - Exploration & Production 5.3%
525,000	Antero Resources Corp., 5.38%, due 3/1/2030	534,187	(d)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
810,000	7.00%, due 11/1/2026	836,325	(d)
365,000	9.00%, due 11/1/2027	500,050	(d)
245,000	8.25%, due 12/31/2028	264,686	(d)
460,000	5.88%, due 6/30/2029	453,100	(d)
470,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	487,625	(d)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Comstock Resources, Inc.
$662,000	6.75%, due 3/1/2029	$691,691	(d)
505,000	5.88%, due 1/15/2030	508,055	(d)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
520,000	6.25%, due 11/1/2028	542,750	(d)
338,000	5.75%, due 2/1/2029	344,155	(d)
373,000	6.00%, due 2/1/2031	389,272	(d)
900,000	Matador Resources Co., 5.88%, due 9/15/2026	914,823
	Occidental Petroleum Corp.
225,000	7.50%, due 5/1/2031	285,750
565,000	7.88%, due 9/15/2031	734,500
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,074,403
	Range Resources Corp.
375,000	4.88%, due 5/15/2025	388,871
770,000	9.25%, due 2/1/2026	835,458
		9,785,701
Food - Wholesale 2.8%
	Performance Food Group, Inc.
240,000	6.88%, due 5/1/2025	255,300	(d)
1,390,000	5.50%, due 10/15/2027	1,447,926	(d)
525,000	4.25%, due 8/1/2029	533,531	(d)
	Post Holdings, Inc.
865,000	4.63%, due 4/15/2030	881,219	(d)
745,000	4.50%, due 9/15/2031	753,940	(d)
1,365,000	U.S. Foods, Inc., 4.75%, due 2/15/2029	1,392,300	(d)
		5,264,216
Forestry & Paper 0.3%
605,000	SpA Holdings 3 Oy, 4.88%, due 2/4/2028	608,267	(d)
Gaming 4.3%
1,225,000	Boyd Gaming Corp., 4.75%, due 12/1/2027	1,269,406
1,540,000	Caesars Entertainment, Inc., 8.13%, due 7/1/2027	1,693,507	(d)
1,140,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	1,149,297	(d)
120,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	122,700	(d)
	Scientific Games Int'l, Inc.
510,000	5.00%, due 10/15/2025	523,240	(d)
475,000	8.25%, due 3/15/2026	504,099	(d)
1,240,000	7.00%, due 5/15/2028	1,336,100	(d)
1,240,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	1,311,300	(d)
		7,909,649
Gas Distribution 12.4%
1,800,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, due 5/15/2026	1,993,158	(d)
	Buckeye Partners L.P.
910,000	4.13%, due 12/1/2027	928,200
460,000	5.85%, due 11/15/2043	462,300
785,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	846,819
2,455,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,547,062	(d)
920,000	DCP Midstream LLC, 5.85%, due 5/21/2043	851,000	(d)(g)
305,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	349,657

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	EQM Midstream Partners L.P.
$250,000	6.50%, due 7/1/2027	$280,625	(d)
320,000	4.50%, due 1/15/2029	323,850	(d)
320,000	4.75%, due 1/15/2031	325,600	(d)
	EQT Midstream Partners L.P.
450,000	4.13%, due 12/1/2026	454,482
1,095,000	5.50%, due 7/15/2028	1,185,337
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	163,763
520,000	6.25%, due 5/15/2026	512,200
275,000	8.00%, due 1/15/2027	283,539
	Global Partners L.P./GLP Finance Corp.
160,000	7.00%, due 8/1/2027	167,229
270,000	6.88%, due 1/15/2029	284,175
625,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	668,300	(d)
685,000	ITT Holdings LLC, 6.50%, due 8/1/2029	683,236	(d)
	New Fortress Energy, Inc.
800,000	6.75%, due 9/15/2025	816,016	(d)
1,815,000	6.50%, due 9/30/2026	1,833,549	(d)
	NuStar Logistics L.P.
400,000	5.75%, due 10/1/2025	436,000
355,000	6.00%, due 6/1/2026	383,400
435,000	5.63%, due 4/28/2027	469,674
550,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	576,103	(d)
585,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	538,200
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
202,000	5.50%, due 9/15/2024	204,557	(d)
375,000	7.50%, due 10/1/2025	406,875	(d)
500,000	6.00%, due 3/1/2027	516,250	(d)
525,000	5.50%, due 1/15/2028	536,813	(d)
405,000	6.00%, due 12/31/2030	425,250	(d)
	Venture Global Calcasieu Pass LLC
525,000	3.88%, due 8/15/2029	536,156	(d)(e)
525,000	4.13%, due 8/15/2031	543,611	(d)(e)
1,270,000	Western Midstream Operating L.P., 5.30%, due 2/1/2030	1,425,619	(i)
		22,958,605
Health Facilities 6.5%
	Acadia Healthcare Co., Inc.
730,000	5.50%, due 7/1/2028	778,362	(d)
270,000	5.00%, due 4/15/2029	282,825	(d)
	CHS/Community Health Systems, Inc.
477,000	8.00%, due 12/15/2027	527,567	(d)
1,815,000	6.88%, due 4/15/2029	1,910,287	(d)
1,820,000	6.13%, due 4/1/2030	1,843,715	(d)
480,000	4.75%, due 2/15/2031	487,200	(d)
635,000	Select Medical Corp., 6.25%, due 8/15/2026	671,335	(d)
	Tenet Healthcare Corp.
1,215,000	6.75%, due 6/15/2023	1,318,275
4,055,000	6.13%, due 10/1/2028	4,318,575	(d)
		12,138,141
Health Services 3.1%
925,000	DaVita, Inc., 4.63%, due 6/1/2030	956,219	(d)
1,125,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	829,552	(d)
1,579,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, due 2/1/2028	1,720,763	(d)
1,445,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	1,340,237	(d)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$320,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	$332,800	(d)
550,000	Vizient, Inc., 6.25%, due 5/15/2027	575,438	(d)
		5,755,009
Hotels 1.1%
1,895,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	2,022,913	(d)
Insurance Brokerage 5.8%
2,215,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	2,311,906	(d)
640,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	652,800	(d)
	AssuredPartners, Inc.
1,515,000	7.00%, due 8/15/2025	1,541,512	(d)
815,000	5.63%, due 1/15/2029	809,059	(d)
2,605,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,761,300	(d)
2,520,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	2,608,704	(d)
		10,685,281
Investments & Misc. Financial Services 0.2%
280,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	290,500	(d)
Machinery 2.0%
495,000	Granite U.S. Holdings Corp., 11.00%, due 10/1/2027	550,118	(d)
630,000	Harsco Corp., 5.75%, due 7/31/2027	654,381	(d)
730,000	Terex Corp., 5.00%, due 5/15/2029	756,463	(d)
1,332,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	1,441,490	(d)
360,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	380,178	(d)
		3,782,630
Managed Care 0.9%
1,685,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	1,636,186	(d)(f)
Media Content 2.0%
1,070,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	1,095,359	(d)
545,000	Scripps Escrow II, Inc., 5.38%, due 1/15/2031	543,637	(d)
1,855,000	Sirius XM Radio, Inc., 5.50%, due 7/1/2029	2,031,504	(d)
		3,670,500
Metals - Mining Excluding Steel 4.0%
2,080,000	Century Aluminum Co., 7.50%, due 4/1/2028	2,220,400	(d)
	First Quantum Minerals Ltd.
1,585,000	6.88%, due 3/1/2026	1,654,106	(d)
1,020,000	6.88%, due 10/15/2027	1,105,425	(d)
	Hudbay Minerals, Inc.
415,000	4.50%, due 4/1/2026	422,262	(d)
560,000	6.13%, due 4/1/2029	603,400	(d)
	Novelis Corp.
380,000	5.88%, due 9/30/2026	394,315	(d)
415,000	3.25%, due 11/15/2026	421,225	(d)(e)
505,000	3.88%, due 8/15/2031	510,681	(d)(e)
		7,331,814
Oil Field Equipment & Services 1.4%
840,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	856,993	(d)
520,000	TechnipFMC PLC, 6.50%, due 2/1/2026	557,273	(d)
	USA Compression Partners L.P./USA Compression Finance Corp.
890,000	6.88%, due 4/1/2026	932,151
290,000	6.88%, due 9/1/2027	306,634
		2,653,051
Packaging 1.9%
655,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	698,394	(d)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$625,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	$650,000	(d)
1,270,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,338,262	(d)
690,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	741,750	(d)
		3,428,406
Personal & Household Products 0.3%
575,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	591,359	(d)
Pharmaceuticals 1.5%
590,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 4/30/2031	607,700	(d)
2,160,000	Valeant Pharmaceuticals Int'l, Inc., 6.13%, due 4/15/2025	2,204,550	(d)
		2,812,250
Printing & Publishing 0.6%
	Mav Acquisition Corp.
675,000	5.75%, due 8/1/2028	672,550	(d)
445,000	8.00%, due 8/1/2029	435,475	(d)
		1,108,025
Rail 0.3%
525,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	561,309	(d)
Real Estate Development & Management 2.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
1,160,000	7.63%, due 6/15/2025	1,249,900	(d)
1,400,000	9.38%, due 4/1/2027	1,548,750	(d)
1,646,000	5.75%, due 1/15/2029	1,726,243	(d)
		4,524,893
Real Estate Investment Trusts 8.1%
485,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	498,337	(d)
	EPR Properties
430,000	4.50%, due 6/1/2027	457,950
290,000	4.95%, due 4/15/2028	313,746
305,000	3.75%, due 8/15/2029	309,676
	Hospitality Properties Trust
142,000	4.65%, due 3/15/2024	144,485
623,000	4.35%, due 10/1/2024	627,218
30,000	4.95%, due 2/15/2027	29,475
115,000	3.95%, due 1/15/2028	107,812
325,000	4.38%, due 2/15/2030	303,865
	Iron Mountain, Inc.
2,605,000	5.25%, due 3/15/2028	2,722,225	(d)
245,000	5.00%, due 7/15/2028	254,494	(d)
2,120,000	4.88%, due 9/15/2029	2,220,700	(d)
905,000	5.63%, due 7/15/2032	978,947	(d)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
145,000	5.00%, due 8/15/2027	147,900	(d)
415,000	4.63%, due 3/15/2030	417,075	(d)
1,345,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,391,205
1,285,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	1,368,525	(d)
2,260,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	2,290,646	(d)
361,000	VICI Properties L.P./VICI Note Co., Inc., 4.25%, due 12/1/2026	375,541	(d)
		14,959,822

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Recreation & Travel 6.9%
	Carnival Corp.
$355,000	10.50%, due 2/1/2026	$406,468	(d)
205,000	7.63%, due 3/1/2026	216,531	(d)
1,810,000	5.75%, due 3/1/2027	1,839,412	(d)
1,095,000	9.88%, due 8/1/2027	1,253,720	(d)
495,000	4.00%, due 8/1/2028	492,961	(d)
1,005,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	1,042,687	(d)
900,000	Motion Bondco DAC, 6.63%, due 11/15/2027	913,500	(d)(f)
985,000	NCL Corp. Ltd., 5.88%, due 3/15/2026	992,388	(d)
1,085,000	NCL Finance Ltd., 6.13%, due 3/15/2028	1,095,850	(d)
	Royal Caribbean Cruises Ltd.
405,000	11.50%, due 6/1/2025	463,725	(d)
1,530,000	5.50%, due 4/1/2028	1,560,141	(d)
852,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	920,160	(d)
555,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	557,775	(d)
925,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	987,438	(d)
		12,742,756
Software - Services 2.9%
980,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,009,400	(d)
790,000	Clarivate Science Holdings Corp., 4.88%, due 6/30/2029	795,641	(d)
975,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	945,750	(d)
430,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	488,050	(d)
	Presidio Holdings, Inc.
295,000	4.88%, due 2/1/2027	304,024	(d)
925,000	8.25%, due 2/1/2028	1,004,781	(d)
820,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	834,784	(d)(f)
		5,382,430
Specialty Retail 2.8%
	Carvana Co.
540,000	5.63%, due 10/1/2025	559,575	(d)
2,110,000	5.50%, due 4/15/2027	2,183,850	(d)
700,000	Crocs, Inc., 4.25%, due 3/15/2029	721,000	(d)
645,000	L Brands, Inc., 6.63%, due 10/1/2030	743,362	(d)
565,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	578,181	(d)
365,000	Petsmart, Inc./Petsmart Finance Corp., 4.75%, due 2/15/2028	378,980	(d)
		5,164,948
Steel Producers - Products 0.6%
409,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	451,945	(d)
670,000	TMS Int'l Corp., 6.25%, due 4/15/2029	702,545	(d)
		1,154,490
Support - Services 12.1%
830,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	831,037	(d)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
$415,000	4.63%, due 6/1/2028	$415,000	(d)
565,000	4.63%, due 6/1/2028	567,119	(d)
	APX Group, Inc.
505,000	7.63%, due 9/1/2023	516,565
2,090,000	6.75%, due 2/15/2027	2,215,400	(d)
855,000	5.75%, due 7/15/2029	858,437	(d)
	Aramark Services, Inc.
1,660,000	6.38%, due 5/1/2025	1,751,549	(d)
630,000	5.00%, due 2/1/2028	654,494	(d)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
721,000	5.25%, due 3/15/2025	729,111	(d)
480,000	5.38%, due 3/1/2029	499,200	(d)(f)
1,405,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,412,025	(d)
880,000	Garda World Security Corp., 6.00%, due 6/1/2029	861,300	(d)
785,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	823,269	(d)
2,925,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	2,994,469	(d)
790,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	815,675	(d)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
965,000	5.75%, due 4/15/2026	1,056,675	(d)
990,000	6.25%, due 1/15/2028	1,033,213	(d)
	SRS Distribution, Inc.
475,000	4.63%, due 7/1/2028	484,500	(d)
265,000	6.13%, due 7/1/2029	270,870	(d)
245,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	248,675	(d)
1,630,000	United Rentals N.A., Inc., 3.75%, due 1/15/2032	1,630,000	(e)(j)
735,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	769,207	(d)
860,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	918,050	(d)
		22,355,840
Technology Hardware & Equipment 2.7%
	CommScope Finance LLC
345,000	6.00%, due 3/1/2026	359,663	(d)
510,000	8.25%, due 3/1/2027	539,962	(d)
	CommScope Technologies LLC
1,354,000	6.00%, due 6/15/2025	1,374,310	(d)
1,375,000	5.00%, due 3/15/2027	1,391,225	(d)
660,000	CommScope, Inc., 7.13%, due 7/1/2028	711,975	(d)
545,000	Imola Merger Corp., 4.75%, due 5/15/2029	562,544	(d)
		4,939,679
Telecom - Wireline Integrated & Services 7.7%
2,355,000	Altice France Holding SA, 6.00%, due 2/15/2028	2,322,619	(d)
	Altice France SA
1,960,000	8.13%, due 2/1/2027	2,122,209	(d)
675,000	5.50%, due 1/15/2028	691,875	(d)
	Consolidated Communications, Inc.
45,000	5.00%, due 10/1/2028	45,239	(d)
45,000	6.50%, due 10/1/2028	48,588	(d)
	Frontier Communications Corp.
3,215,000	5.88%, due 10/15/2027	3,435,710	(d)
235,000	6.75%, due 5/1/2029	250,275	(d)
1,060,000	Level 3 Financing, Inc., 4.63%, due 9/15/2027	1,100,810	(d)
	Lumen Technologies, Inc.
650,000	4.50%, due 1/15/2029	638,170	(d)
745,000	5.38%, due 6/15/2029	763,625	(d)
488,000	Numericable-SFR SA, 7.38%, due 5/1/2026	507,520	(d)
800,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	814,000	(d)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$800,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	$814,400	(d)
645,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	656,391	(d)
		14,211,431
Theaters & Entertainment 2.6%
	Cinemark USA, Inc.
675,000	5.88%, due 3/15/2026	663,188	(d)(f)
1,285,000	5.25%, due 7/15/2028	1,207,900	(d)
	Live Nation Entertainment, Inc.
285,000	4.88%, due 11/1/2024	289,631	(d)
655,000	6.50%, due 5/15/2027	722,956	(d)
1,930,000	4.75%, due 10/15/2027	1,971,013	(d)
		4,854,688
	Total Corporate Bonds (Cost $243,347,091)	251,904,412
Convertible Bonds 2.8%
Media 1.0%
1,697,000	DISH Network Corp., 3.38%, due 8/15/2026	1,739,425
Oil, Gas & Consumable Fuels 1.8%
4,110,000	Cheniere Energy, Inc., 4.25%, due 3/15/2045	3,403,867	(f)
	Total Convertible Bonds (Cost $5,007,615)	5,143,292
Asset-Backed Securities 2.7%
500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 7.47%, due 10/15/2032	500,920	(a)(d)
250,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.13%, due 7/18/2029	248,718	(a)(d)
500,000	CARLYLE U.S. CLO Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 6.60%), 6.73%, due 7/15/2032	499,508	(a)(d)
500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 6.13%, due 4/20/2029	495,179	(a)(d)
350,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class E, (3M USD LIBOR + 7.00%), 7.13%, due 10/20/2032	350,372	(a)(d)
250,000	Crown City CLO II, Ser. 2020-A, Class D, (3M USD LIBOR + 7.17%), 7.30%, due 1/20/2032	249,356	(a)(d)
250,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 5.63%, due 1/15/2031	239,142	(a)(d)
1,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.33%, due 7/25/2031	960,181	(a)(d)
500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 6.63%, due 7/20/2032	499,986	(a)(d)
250,000	Palmer Square Loan Funding Ltd., Ser. 2020-1A, Class D, (3M USD LIBOR + 4.85%), 5.01%, due 2/20/2028	247,485	(a)(d)
500,000	TCW CLO AMR Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.75%), 6.91%, due 2/15/2029	503,261	(a)(d)
250,000	Voya CLO Ltd., Ser. 2019-2, Class E, (3M USD LIBOR + 6.60%), 6.73%, due 7/20/2032	248,635	(a)(d)
	Total Asset-Backed Securities (Cost $4,760,832)	5,042,743

NUMBER OF SHARES
Short-Term Investments 7.9%
Investment Companies 7.9%
7,870,591	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	7,870,591	(l)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
6,678,883	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(k)	$6,678,883	(m)
	Total Short-Term Investments (Cost $14,549,474)	14,549,474
	Total Investments 154.8% (Cost $277,922,768)	287,018,072

	Liabilities Less Other Assets (13.8)%	(25,555,530	)(n)(o)
	Liquidation Preference of Mandatory Redeemable Preferred Shares (41.0)%	(76,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$185,462,542

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2021 and changes periodically.
(b)	The stated interest rates represent the range of rates at July 31, 2021 of the underlying contracts within the Loan Assignment.
(c)	Value determined using significant unobservable inputs.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2021, these securities amounted to $219,351,959, which represents 118.3% of net assets applicable to common stockholders of the Fund.
(e)	When-issued security. Total value of all such securities at July 31, 2021 amounted to $4,157,909, which represents 2.2% of net assets applicable to common stockholders of the Fund.
(f)	The security or a portion of this security is on loan at July 31, 2021. Total value of all such securities at July 31, 2021 amounted to approximately $6,546,189 for the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind (PIK) security.
(i)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2021.
(j)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Directors. Total value of all such securities at July 31, 2021 amounted to $1,630,000, which represents 0.9% of net assets applicable to common stockholders of the Fund.
(k)	Represents 7-day effective yield as of July 31, 2021.
(l)	All or a portion of this security is segregated in connection with obligations for swap contracts and/or when-issued securities with a total value of $7,870,591.
(m)	Represents investment of cash collateral received from securities lending.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.
(o)	As of July 31, 2021, the value of unfunded loan commitments was $233,906 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) July 31, 2021

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$245,277,822	132.2%
Cayman Islands	7,849,214	4.2%
Canada	3,900,113	2.1%
France	3,321,604	1.8%
United Kingdom	3,099,173	1.7%
Zambia	2,759,531	1.5%
Luxembourg	2,322,619	1.3%
Germany	1,821,668	1.0%
Ireland	766,837	0.4%
Netherlands	741,750	0.4%
Finland	608,267	0.3%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(41.0)%
Short-Term Investments and Other Liabilities-Net	(11,006,056)	(5.9)%
	$185,462,542	100.0%

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At July 31, 2021, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD 25,000,000	Receive	3M LIBOR	0.29%	3M/6M	6/21/2023	$(18,603)	$(4,251)	$(22,854)
CME	USD 20,000,000	Receive	3M LIBOR	0.33%	3M/6M	7/1/2023	(31,396)	(3,134)	(34,530)
Total							$(49,999)	$(7,385)	$(57,384)

At July 31, 2021, the Fund had $489,203 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Industrial Equipment	$—	$—	$681,287	$681,287
Other Loan Assignments(a)	—	9,696,864	—	9,696,864
Total Loan Assignments	—	9,696,864	681,287	10,378,151
Corporate Bonds(a)	—	251,904,412	—	251,904,412
Convertible Bonds(a)	—	5,143,292	—	5,143,292
Asset-Backed Securities	—	5,042,743	—	5,042,743
Short-Term Investments	—	14,549,474	—	14,549,474
Total Investments	$—	$286,336,785	$681,287	$287,018,072

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Investments in Securities:
Loan Assignments(c)	$643,327	$2,283	$(2,780)	$43,513	$665,723	$(670,779)	$—	$—	$681,287	$17,143
Total	$643,327	$2,283	$(2,780)	$43,513	$665,723	$(670,779)	$—	$—	$681,287	$17,143

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Liabilities	$—	$(57,384)	$—	$(57,384)
Total	$—	$(57,384)	$—	$(57,384)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2021

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of July 31, 2021, the value of unfunded loan commitments was $233,906, pursuant to the following loan agreement:

Borrower	Principal Amount	Value
National Mentor Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 3/2/2028(a)	$24,710	$24,651
Redstone Buyer LLC, Term Loan DD, (3M USD LIBOR + 0.00%), 0.00%, due 4/27/2028(a)	210,968	209,255

(a)	Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2021.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc.

(Unaudited) (cont’d)

Legend

Benchmarks:
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
USD = United States Dollar

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
1M = 1 Month
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.